Risk Report - Liquidity Risk - Global All Currency Stress Testing Results (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Funding Gap [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1]	€ 203	€ 206
Gap Closure [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1],[2]	261	254
Net Liquidity Position [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1]	€ 58	€ 48

[1]	Combined impact of systemic market risk and severe downgrade
[2]	Based on liquidity generation through Liquidity Reserves and other business mitigants